Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2019
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI, and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership of dry bulk carrier vessels. The Company operates its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and through Diana Wilhelmsen Management Limited, or DWM, a 50% owned joint venture (Note 3). The fees paid to DSS are eliminated in consolidation.

During 2019, 2018, and 2017, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2019	2018	2017
A	18%	16%	14%
B	16%	14%	12%
C	14%	15%	17%
D	12%	10%